Related Party Transactions (Details Narrative)							1 Months Ended			3 Months Ended		12 Months Ended			24 Months Ended
	Nov. 03, 2017 USD ($) shares	Nov. 03, 2017 USD ($) shares	Aug. 07, 2017 USD ($)	Jul. 07, 2017 USD ($) shares	Mar. 02, 2017 shares	Nov. 14, 2016 USD ($)	Nov. 26, 2018 USD ($) $ / shares shares	Jul. 24, 2017 USD ($) $ / shares shares	Jun. 30, 2017 shares	Nov. 30, 2018 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) shares	Oct. 07, 2017 $ / shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 22, 2015 USD ($)	Oct. 07, 2015 USD ($) shares
Issuance of common stock				13,622						52,959,323		36,292,656	34,329,691	28,500,221
Share-based compensation (monthly) | $				$ 26,000						$ 385,734	$ 1,536,973	$ 2,838,025	$ 648,201	$ 646,263
Share based compensation (Monthly) | $				$ 26,000						5,157		5,157
Debt discount | $										663,918		$ 663,918	413,377
November 2018 Private Placement units issued in exchange for convertible debt, Amount | $										$ 5,200,000
November 2018 Private Placement [Member]
Common stock issued for exchange, shares							13,200,000
Issuance of common stock shares to purchase unit							16,666,667			16,666,667
Price per unit | $ / shares							$ 1.50			$ 1.50
Unit price, description							the Company’s equity securities (each a “Unit” and collectively, the “Units”) at a price of $1.50 per Unit with each Unit comprised of (a) one share of unregistered common stock; and (b) one warrant to purchase one share of common stock at a price, subject to certain adjustments, of $1.70 per share for a period of seven (7) years (the “Series T Warrant”). The Unit price represents an approximately 20% discount to the closing price of the Company's common stock on October 29, 2018, the date the Investor and the Board agreed to enter into a significant financing arrangement.			Each unit consisted of one share of common stock and one Series T Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $1.70 per share for a period of seven (7) years (See “NOTE 3 – Private Placements”).
November 2018 Private Placement units issued in exchange for convertible debt, Shares							3,466,667
November 2018 Private Placement units issued in exchange for convertible debt, Amount | $							$ 5,200,000
November 2018 Private Placement units issued, Amount | $							$ 19,800,000
Series M warrants [Member]
Common stock issued for exchange, shares									129,000
Series I [Member]
Common stock purchase					921,875
Series J [Member]
Common stock purchase					3,110,378
Series K [Member]
Common stock purchase					3,110,378
Series L [Member]
Common stock purchase					500,000
Issuance of common stock					5,215,046
Series L Warrants [Member]
Common stock issued for exchange, shares					5,215,046
December 31 2022 Member | Series M warrants [Member]
Common stock purchase	246,000	246,000										246,000
Debt instrument extended maturity date												Dec. 31, 2020
Debt discount | $												$ 82,656
December 31 2022 Member | Series N warrants [Member]
Common stock purchase	767,000	767,000										767,000
Debt instrument extended maturity date												Dec. 31, 2020
Debt discount | $												$ 327,509
December 31 2022 Member | Series P warrants [Member]
Common stock purchase	213,500	213,500										213,500
Debt instrument extended maturity date												Apr. 30, 2018
Debt discount | $												$ 348,219
December 31 2022 Member | Series R warrants [Member]
Common stock purchase	468,750	468,750										468,750
Debt instrument extended maturity date												Jun. 20, 2021
Debt discount | $												$ 295,781
December 31 2022 Member | Series S-A warrants [Member]
Common stock purchase	300,000	300,000
December 31 2020 Member | Series N warrants [Member]
Common stock purchase																		767,000
December 31 2020 Member | Series I [Member]
Common stock purchase																3,110,378		921,875
December 31 2020 Member | Series J [Member]
Common stock purchase																		3,110,378
December 31 2020 Member | Series K [Member]
Common stock purchase																3,110,378		3,110,378
Third Amendment to 2013 Bridge Loan Agreement [Member]
Debt instrument extended maturity date	Dec. 31, 2019
Debt discount | $	$ 1,074,265	$ 1,074,265
Bridge Loan [Member]
Cash received | $																				$ 550,000
Advance cash received | $																			$ 150,000	400,000
Wire fees | $																				$ 5
Investor [Member]
Short term debt repaid in cash, Advance | $														25,720
Investor [Member] | Series M warrants [Member]
Common stock purchase																				275,000
Exercise price | $ / shares															$ 2.34
Investor [Member] | December 31 2020 Member | Series M warrants [Member]
Common stock purchase																				275,000
Investor [Member] | Third Amendment to 2013 Bridge Loan Agreement [Member]
Terms of agreement		Third Amendment to the 2015 Bridge Loan Agreement, the rate of interest increased to 10.5% and the following warrants, held by the Investor, had their maturity date extended to December 31, 2022: a) Series M Warrant to purchase 246,000 shares; b) Series N Warrant to purchase 767,000 shares; c) Series P Warrant to purchase 213,500 shares; d) Series R Warrant to purchase 468,750; and e) Series S-A Warrant to purchase 300,000 shares
Debt instrument extended maturity date		Dec. 31, 2019
Debt discount | $	$ 1,074,265	$ 1,074,265
Investor [Member] | 2015 Bridge Loan Agreement [Member]
Debt instrument extended maturity date	Dec. 31, 2019
Sierchio [Member]
Legal services | $										$ 25,000	74,067	257,983	321,739	291,951
Accrued payable | $										30,000		30,000
Satterlee [Member]
Owed amount included in accounts payable | $													105,184
March 2015 [Member]
Increase (decrease) in related party payable | $						$ 19,599
Principal amount | $						18,146
Accrued interest | $						$ 1,453
Kalen [Member] | November 2018 Private Placement [Member]
Units purchased in exchange for cash							13,100,000
Private Placement [Member] | Investor [Member]
Common stock shares reserved for future issuance								300,000
Unit price per share | $ / shares								$ 2.30
Proceeds from units reserved for future issuance | $								$ 690,000
Terms of agreement								Each unit consisted of one share of common stock and one Series S Warrant to purchase one (1) share of common stock at an exercise price of $2.53 per share through July 24, 2022. The warrants may be exercised on a cashless basis.
Private Placement [Member] | Investor [Member] | Series S Warrant [Member]
Exercise price | $ / shares								$ 2.53
Consulting Agreement [Member]
Related party expense | $												$ 60,000	$ 60,000	$ 60,000
Consulting Agreement [Member] | Mr. Bhogal [Member]
Share-based compensation (monthly) | $			$ 5,000
Related party expense | $										$ 15,000	$ 15,000
March 2016 Private Placement [Member] | Investor [Member]
Issuance of common stock																	427,000
Conversion of units under loan agreement																	177
Number of units purchased														250
Principal loan converted | $														$ 548,700
Proceed from private placement | $														$ 775,000
March 2016 Private Placement [Member] | Investor [Member] | Series O warrants [Member]
Outstanding warrants																	427,000
March 2016 Private Placement [Member] | Investor [Member] | Series P warrants [Member]
Outstanding warrants																	213,500
June 2016 Private Placement [Member] | Investor [Member]
Issuance of common stock														468,750
Number of units purchased														468,750
Proceed from private placement | $														$ 1,500,000
June 2016 Private Placement [Member] | Investor [Member] | Series Q warrants [Member]
Issuance of common stock														468,750
June 2016 Private Placement [Member] | Investor [Member] | Series R warrants [Member]
Issuance of common stock														468,750